CONCENTRATIONS (Tables)	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF CREDIT RISK

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of June 30, 2026 and December 31, 2025:

	As of
	June 30, 2026		December 31, 2025
		% of			% of
	Amount	Total	Amount		Total
A	$1,288,248	32.84%	$	*	* %
B	1,010,929	25.77%		1,430,091	46.02%
C	997,433	25.43%		*	* %
D	*	* %		408,501	13.15%
E	*	* %		320,316	10.31%
Total	$3,296,610	84.04%		$2,158,908	69.48%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the six months ended June 30, 2026 and 2025.

	For the six months ended June 30,
	2026		2025
		% of			% of
Customer	Amount	Total	Amount		Total
A	$2,554,059	17.51%	$	*	*	%
B	1,887,253	12.94%		3,607,257	29.83%
C	1,504,021	10.31%		*	*	%
Total	$5,945,333	40.76%		$3,607,257	29.83%

The following table sets forth information as to each supplier that accounted for 10% or more of accounts payable as of June 30, 2026 and December 31, 2025:

	As of
	June 30, 2026			December 31, 2025
		% of				% of
Suppliers	Amount	Total		Amount		Total
A	$303,886	20.87%		$	*	* %
B	157,135	10.79%			*	* %
C	*	*	%		414,586	23.44%
D	*	*	%		338,416	19.14%
E	*	*	%		222,980	12.61%
Total	$461,021	31.66%			975,982	55.19%

*	represented the percentage below 10%

17. CONCENTRATIONS – continued

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during six months ended June 30, 2026 and 2025.

	For the six months ended June 30,
	2026				2025
			% of			% of
Suppliers	Amount		Total		Amount	Total
A	$	*	*	%	$1,266,176	10.82%
Total	$	*	*	%	1,266,176	10.82%

*	represented the percentage below 10%